Secondary Market Lending (Tables)	12 Months Ended
Dec. 31, 2013
Secondary Market Lending [Abstract]
Summary of Mortgage Servicing Rights

	2013	2012	2011

Beginning of year	$144	$141	$161
Business combination	1,135	0	0
Capitalized servicing rights	104	65	39
Amortized to expense	(68)	(62)	(59)

End of year	$1,315	$144	$141